Legg Mason
-----------------------------------
Tax Exempt Trust, Inc.








                          ANNUAL REPORT TO SHAREHOLDERS
                                December 31, 2001











                                      LEGG
                                     MASON
                                     FUNDS

                             Personalized Guidance.
                            Intelligent Choices. (SM)

To Our Shareholders,


     On December 31, 2001, the Legg Mason Tax Exempt Trust had $419 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 0.75% and its average weighted maturity is 26 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended December 31, 2001:

                              Cumulative               Average Annual
                             Total Return               Total Return
                             ------------              ---------------

One Year                        +2.08%                     +2.08%
Five Years                     +14.55%                     +2.75%
Ten Years                      +29.43%                     +2.61%

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     PricewaterhouseCoopers, LLP, Tax Exempt Trust's independent accountants, has completed its annual examination, and audited financial statements for the year ended December 31, 2001, are included in this report.

     I am pleased to report that Mark R. Fetting is the new President of the Legg Mason Tax Exempt Trust, Inc., and other Legg Mason mutual funds. Mark, who has more than 23 years of investment experience, is a graduate of the University of Pennsylvania's Wharton School and received an M.B.A with distinction from the Harvard Business School. He will join me in writing future letters to you.

     Some of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                               Sincerely,

                                               /s/ John F. Curley Jr.
                                               ----------------------
                                               John F. Curley, Jr.
                                               Chairman

February 1, 2002

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 2001
(Amounts in Thousands)

                                                           Rate   Maturity Date      Par       Value
-------------------------------------------------------------------------------------------------------
Alabama -- 1.2%
   The Industrial Development Board of the City of
     Montgomery, Pollution Control and Solid Waste
     Disposal Revenue Refunding Bonds (General
     Electric Company Project), Series 1990 VRDN
     (Aaa/P-1, AAA/A-1+)                                  2.55%      1/17/02       $ 5,000   $ 5,000/A/
                                                                                             ----------

Alaska -- 1.8%
   City of Valdez, Alaska, Marine Terminal Revenue
     Refunding Bonds (BP Pipelines (Alaska) Inc.
     Project), Series 2001 VRDN
     (Aa1/VMIG1, AA+/A-1+)                                1.90%       1/2/02         7,550     7,550/A/
                                                                                             ----------
Arizona -- 1.2%
   Arizona Salt River Project Electric System
     Revenue Bonds, TECP (P-1, A-1+)                      1.45%      1/23/02         5,000     5,000
                                                                                             ----------
Delaware -- 1.6%
   University of Delaware, Revenue Bonds,
     Series 1998 VRDN (AA/A-1+)                           1.60%       1/2/02         6,500     6,500/A/
                                                                                             ----------
Florida -- 5.8%
   Jacksonville Electric Authority Revenue Bonds
     (Subordinated Electric Systems)
     (Aa3/VMIGI, AA-/A-1+, F1+)
      Series B VRDN                                       1.80%       1/2/02         9,000     9,000/A/
      Series C VRDN                                       1.80%       1/2/02         3,800     3,800/A/

   Pinellas County, Florida, Health Facilities
     Authority (Bayfront Medical Center, Inc. Project),
     Refunding Revenue Bonds, Series 1989 VRDN
     (Aaa/VMIG1, AAA/A-1)                                 1.35%       1/2/02         1,900     1,900/A/

   Putnam County, Florida, Development
     Authority PCR Bonds (Seminole Electric
     Cooperative, Inc.) (Aa3, A+/A-1+)
      Series 1984 H-1 VRDN                                2.10%       1/2/02         6,700     6,700/A/
      Series 1984 H-2 VRDN                                2.10%       1/2/02         2,450     2,450/A/
                                                                                             ----------
                                                                                              23,850
                                                                                             ----------
Georgia -- 1.3%
   Burke County, Georgia, PCR Bonds (Oglethorpe
     Power) (Aaa/VMIG1, AAA/A-1+, F1+)
      Series 1998 A                                       2.50%      1/11/02         1,200     1,200
      Series 1998 A                                       2.60%      1/17/02         4,000     4,000
                                                                                             ----------
                                                                                               5,200
                                                                                             ----------

                                                                         Rate     Maturity Date     Par         Value
                  --------------------------------------------------------------------------------------------------------
               Hawaii -- 4.0%
                  City and County of Honolulu, Hawaii,
                    General Obligation Bonds
                    (Aaa/VMIG1, AAA/A-1+, F1+)
                     Series 2000 A VRDN                                 1.55%         1/2/02      $ 6,545    $  6,545/A/
                     Series 2000 A VRDN                                 1.55%         1/2/02        3,900       3,900/A/
                     Series 2000 B VRDN                                 1.55%         1/2/02        5,750       5,750/A/
                                                                                                             --------
                                                                                                               16,195
                                                                                                             --------

               Illinois -- 0.7%
                  Illinois Development Finance Authority
                    (Amoco Oil Company Project), PCR
                    Refunding Bonds, Series 1994 VRDN
                    (Aa1/VMIG1, AA+/A-1+)                               1.90%         1/2/02        2,700       2,700/A/
                                                                                                             --------

               Kansas -- 0.5%
                  Kansas State Department of Transportation,
                    Highway Revenue Bonds, Series B-1 VRDN
                    (Aa2/VMIG1, F1+)                                    1.85%         1/2/02        1,995       1,995/A/
                                                                                                             --------

               Kentucky -- 2.3%
                  Kentucky Economic Development Finance
                    Authority Hospital Revenue Bonds (Baptist
                    Healthcare System Obligated Group)
                    (Aaa/VMIG1, AAA/A-1+)
                      Series 1999 B VRDN                                1.60%         1/2/02        9,410       9,410/A/
                      Series 1999 C VRDN                                1.90%         1/2/02           10          10/A/
                                                                                                             --------
                                                                                                                9,420
                                                                                                             --------
               Louisiana --2.8%
                  Parish of the Ascension, Environmental
                    Improvement Refunding Revenue Bonds
                    (Shell Oil Company Project), Series 1993 VRDN
                    (AAA/A-1+)                                          1.90%         1/2/02        1,000       1,000/A/

                  Parish of the Ascension, PCR Refunding
                    Revenue Bonds (Shell Oil Company Project),
                    Series 1993 VRDN (AAA/A-1+)                         1.90%         1/2/02       10,400      10,400/A/
                                                                                                             --------
                                                                                                               11,400
                                                                                                             --------

               Maryland -- 17.0%
                  Baltimore County, Maryland, Consolidated Public
                    Improvement BANS, Series 1995 TECP
                    (P-1, A-1+)                                         2.35%         2/11/02       2,000       2,000


             Legg Mason Tax Exempt Trust, Inc.



                                                                         Rate     Maturity Date     Par         Value
                  --------------------------------------------------------------------------------------------------------
               Maryland -- Continued
                  Baltimore County, Maryland, Revenue Bonds
                    (Oak Crest Village Inc. Project), Series 1999 A
                    VRDN (Aa3/VMIG1, F1+)                               1.60%         1/3/02      $13,700    $ 13,700/A/

                  Baltimore County, Maryland, Revenue Bonds
                    (The Sheppard and Enoch Pratt Hospital Facility),
                    Series 1992 VRDN (Aa3/VMIG1)                        1.60%         1/2/02        2,500       2,500/A/

                  Frederick County, Maryland, General Obligation
                    Public Facilities Bonds of 2000 (Aa2, AA)           5.00%         12/1/02       1,300       1,336

                  Howard County, Maryland, Consolidated Public
                    Improvement, Bond Anticipation Notes,
                    2001 Series A (MIGI, SP-1+, F1+)                    4.00%         4/15/02       5,500       5,514

                  Maryland Department of Transportation,
                    Consolidated Transportation Bonds,
                    Refunding Series 1998 (Aa2, AA)                     5.00%         9/1/02          500         508

                  Maryland Health and Higher Educational
                    Facilities Authority (Johns Hopkins
                    University) (P-1, A-1+)
                     Series A TECP                                      1.50%         1/10/02       2,500       2,500
                     Series A TECP                                      2.55%         1/17/02       8,696       8,696
                     Series C TECP                                      2.55%         1/18/02       6,000       6,000

                  Maryland Health and Higher Educational
                    Facilities Authority (Pooled Loan Program
                    Issue) (Aa2/VMIG1)
                     Series 1985 A VRDN                                 1.55%         1/2/02        8,000       8,000/A/
                     Series 1985 B VRDN                                 1.55%         1/2/02        2,800       2,800/A/

                  Maryland State Industrial Development Financing
                    Authority, Revenue Bonds (American Center for
                    Physics Headquarters Facility), Series 2001 (Aa3)   4.00%        12/15/02       1,500       1,527

                  Montgomery County, Maryland, General Obligation
                    BANS, Series 1995 TECP (P-1, A-1+)                  1.40%         2/6/02        3,100       3,100

                  Montgomery County, Maryland, General Obligation
                    Bonds, Consolidated Public Improvement Bonds
                    of 1999, Series A (Aaa, AAA)                        4.00%         5/1/02        2,000       2,006

                  Washington Suburban Sanitary District, BANS,
                    Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+)              1.60%         1/2/02        7,900       7,900/A/

                  Montgomery and Prince George's Counties,
                    Maryland (Aaa, AAA)                                 6.40%         1/1/12        1,000       1,041/B/
                                                                                                             --------
                                                                                                               69,128
                                                                                                             --------

                                                           Rate        Maturity Date        Par            Value
  -----------------------------------------------------------------------------------------------------------------
Massachusetts -- 1.2%
   The Commonwealth of Massachusetts, General
     Obligation Refunding Bonds, 2001 Series C
     VRDN (Aa2/VMIGI, AA-/A-1+, F1+)                      1.50%            1/3/02         $ 5,000       $ 5,000/A/
                                                                                                        -----------
Michigan -- 0.5%
   Michigan State Housing Development Authority,
     Rental Housing Revenue Bonds, Series 1997 B
     VRDN (Aaa/VMIG1, AAA/A-1+)                           1.60%            1/2/02           2,170         2,170/A/
                                                                                                        -----------
Minnesota -- 1.6%
   City of Rochester, Minnesota, Health Care Facilities
     Revenue Bonds (Mayo Foundation/Mayo
     Medical Center) Series 1992 C VRDN
     (AA/A-1+)                                            1.70%            1/9/02           6,500         6,500/A/
                                                                                                        -----------
Mississippi -- 2.9%
   Jackson County, Mississippi, Port Facility
     Refunding Revenue Bonds (Chevron USA Inc.
     Project), Series 1993 VRDN (Aa2/P-1)                 1.90%            1/2/02          11,800        11,800/A/
                                                                                                        -----------
Missouri -- 0.9%
   Health and Educational Facilities Authority of the
     State of Missouri, Medical Research Facilities
     Revenue Bonds (Stowers Institute for Medical
     Research), Series 2000 VRDN
     (Aaa/VMIG1, AAA/A-1+)                                1.60%            1/3/02           3,500         3,500/A/
                                                                                                        -----------
Nebraska -- 2.4%
   Omaha Public Power District TECP
     (P-1, A-1+)                                          1.70%            1/11/02         10,000        10,000
                                                                                                        -----------
Nevada -- 1.0%
   Clark County School District, Nevada, Adjustable
     Rate General Obligation (Limited Tax) School
     Bonds, Series 2001 A VRDN
     (Aaa/VMIG1, AAA/A-1+, F1+)                           1.85%            1/2/02           4,000         4,000/A/
                                                                                                        -----------
North Carolina -- 0.3%
   City of Charlotte, North Carolina, GO Bonds
     (Aaa, AAA)                                           5.00%             6/1/02          1,225         1,242
                                                                                                        -----------

Legg Mason Tax Exempt Trust, Inc.


                                                          Rate         Maturity Date        Par            Value
   ----------------------------------------------------------------------------------------------------------------
Ohio -- 6.0%
   County of Cuyahoga, Ohio, Hospital Revenue
     Refunding Bonds (The Cleveland Clinic
     Foundation), Series 1997 A VRDN
     (Aaa/VMIG1, AAA/A-1+)                                1.60%            1/2/02         $ 2,525       $  2,525/A/
   Ohio Higher Educational Facility Commission
     Revenue Bonds (Xavier University 2000 Project)
     VRDN (Aa3/VMIG1)                                     1.85%            1/3/02          11,750          11,750/A/
   Ohio State University General Receipt Bonds,
     Series 2001 (Aaa/VMIG1, AAA/A-1)                     1.65%            1/3/02          10,000          10,000
                                                                                                        -----------
                                                                                                           24,275
                                                                                                        -----------

Pennsylvania -- 5.5%
   Allegheny County, Pennsylvania, Hospital
     Development Authority, Health Center Revenue
     Bonds (Presbyterian University Health)
      Series 1988 B 1 VRDN (Aa2/VMIG1)                    1.70%            1/3/02           1,115           1,115/A/
      Series 1988 B 2 VRDN (Aa2/VMIG1)                    1.70%            1/3/02           5,195           5,195/A/
      Series 1990 A VRDN (Aaa/VMIG1, AAA/A-1)             1.60%            1/3/02           2,000           2,000/A/
      Series 1990 D VRDN (Aaa/VMIG1, AAA/A-1)             1.60%            1/3/02           1,800           1,800/A/

   Delaware County, Pennsylvania, IDA Revenue
     Refunding Bonds (Resource Recovery Facility,
     General Electric Capital Corporation),
     Series 1998 G VRDN (Aaa/P-1, AAA/A-1+)               1.55%            1/2/02           4,000           4,000/A/

   Lackawanna County, Pennsylvania, IDA
     (National Book Company Project),
     Series 1986 VRDN (A/A-1)                             1.20%            1/2/02             900             900/A/

   Northampton County, Pennsylvania, Higher
     Education Authority Revenue Bonds (Lehigh
     University), Series 2000 VRDN
     (Aa3/VMIG1, AA-/A-1)                                 1.50%            1/3/02           7,500           7,500/A/
                                                                                                        -----------
                                                                                                           22,510
                                                                                                        -----------

South Carolina -- 1.3%
   Berkeley County, South Carolina, PCR Refunding
     Bonds (Amoco Chemical Company Project),
     Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)               1.90%            1/2/02           1,400           1,400/A/

   South Carolina Public Service Authority, Revenue
     Bonds, 1992 Refunding Series A (Aa2, AA-)            5.80%            7/1/02           3,755           3,812
                                                                                                        -----------
                                                                                                            5,212
                                                                                                        -----------

                                                                             Rate    Maturity Date   Par      Value
                   --------------------------------------------------------------------------------------------------
                   Texas -- 14.0%
                      Board of Regents of the University of Texas
                        Revenue System, Purpose and Security,
                        Permanent University Fund Revenue Bonds,
                        Series 1992 B (Aaa, AAA)                             6.20%    7/1/06       $ 2,000   $  2,061

                      Dallas, Texas, General Obligation Limited
                        Refunding Bonds (Aaa, AAA)                           4.70%    2/15/02        1,000      1,002

                      Harris County, Texas, Health Facilities
                        Development Corporation, Hospital Revenue
                        Bonds (Saint Luke's Episcopal Hospital),
                        Series 2001 B (AA/A-1+)                              1.90%    1/2/02         9,900      9,900

                      Harris County, Texas, Health Facilities
                        Development Corporation, Hospital Revenue
                        Bonds (The Methodist Hospital)
                         Series 1994 VRDN (AA/A-1+)                          1.90%    1/2/02         3,400      3,400/A/
                         Series 1997 VRDN (AA/A-1+)                          1.90%    1/2/02         5,945      5,945/A/
                         Series 1997 B VRDN (Aaa/VMIG1, AAA/A-1+)            1.60%    1/2/02        14,200     14,200/A/

                      Harris County, Texas, Industrial Development
                        Corporation, Revenue Refunding Bonds
                        (Shell Oil Company Project), Series 1997 VRDN
                        (Aa1/VMIG1, AAA/A-1+)                                1.85%    1/2/02         2,300      2,300/A/

                      Texas State Tax and Revenue Anticipation Notes,
                        Series 2001A (MIGI, SP-1+, F1+)                      3.75%    8/29/02       12,000     12,098

                      Texas State MultiModal Water Development Board,
                        Series 1992 A VRDN (Aa1/VMIG1, AA-/A-1+)             1.90%    1/2/02         5,000      5,000/A/

                      University of Texas Permanent University Fund,
                        Series A (Aaa/VMIG1, AAA/A-1+)                       2.00%    1/16/02        1,000      1,000
                                                                                                             --------
                                                                                                               56,906
                                                                                                             --------

                   Utah -- 3.3%
                      Emery County, Utah, PCR Refunding Bonds
                        (PacifiCorp Project), Series 1994 VRDN
                        (Aaa/VMIG1, AAA/A-1)                                 1.90%    1/2/02         5,300      5,300/A/

                      State of Utah, Rate General Obligation
                        Highway Bonds, Series 1999 A VRDN
                        (Aaa/VMIG1, AAA/A-1+, F1+)                           1.55%    1/2/02         8,000      8,000/A/
                                                                                                             --------
                                                                                                               13,300
                                                                                                             --------

                   Legg Mason Tax Exempt Trust, Inc.





                                                                             Rate    Maturity Date      Par      Value
                   -----------------------------------------------------------------------------------------------------
                   Virginia -- 3.6%
                      Harrisonburg, Virginia, Redevelopment and
                        Housing Authority Subordinated Revenue
                        Bonds (AA-/A-1+)
                         Series A                                            1.95%       1/3/02        $ 8,750   $ 8,750/A/
                         Series B                                            1.95%       1/3/02          4,660     4,660/A/

                      Virginia State Public Schools Authority Refunding
                        Bonds (Aa1, AA+) Series 1998 A                       5.00%       8/1/02          1,400     1,425
                                                                                                                 -------
                                                                                                                  14,835
                                                                                                                 -------

                   Washington -- 6.4%
                      King County, Washington, Limited Tax General
                        Obligation and Refunding Bonds (Various
                        Purpose), 1996 Series A (Aa1, AA+)                   5.00%       1/1/02          2,095    2,095

                      State of Washington, Adjustable Rate General
                        Obligation Bonds, Series 1996 B VRDN
                        (Aa1/VMIG1, AA+/A-1+)                                1.65%       1/2/02         13,800   13,800/A/

                      State of Washington, Various Purpose
                        and Motor Vehicle Fuel Tax General
                        Obligation Bonds (Aa1, AA+)                          5.00%       1/1/02          1,000    1,000

                      Washington State Housing Finance Commission
                        (Pacific First Federal Savings Bank Program),
                        Series 1988 B VRDN (AAA/A-1+)                        1.75%       1/2/02          9,170    9,170/A/
                                                                                                                 ------
                                                                                                                 26,065
                                                                                                                 ------

                   West Virginia -- 0.8%
                      State of West Virginia, General Obligation State
                        Road Bonds, Series 2001 (Aa3, AA-)                   4.00%       6/1/02          3,360    3,377
                                                                                                                 ------

                   Wisconsin -- 8.8%
                      City of Oak Creek, Wisconsin, PCR Bonds
                        (Wisconsin Electric Power Company Project),
                        Series 1986 VRDN (Aa3/P-1)                           1.75%       1/3/02         10,000   10,000/A/

                      State of Wisconsin, General Obligation Extendible
                        Commercial Notes, TECP (P-1, A-1+, F1+)
                         Series 2000 A                                       1.50%       2/8/02          5,000    5,000
                         Series 2000 A                                       1.50%       2/13/02         5,000    5,000

                      Town of Carlton, Wisconsin, PCR Refunding Bonds
                        (Wisconsin Power and Light Company Project),
                        Series 1991 B VRDN (Aa2/P-1, AA/A-1+)                1.90%       1/2/02         16,000   16,000/A/
                                                                                                                 ------
                                                                                                                 36,000
                                                                                                                 ------

                                                    Rate  Maturity Date    Par       Value
----------------------------------------------------------------------------------------------
Wyoming __ 2.0%
  Converse County, Wyoming, Pollution Control
   Revenue Refunding Bonds (PacifiCorp Project),
   Series 1994 VRDN (Aaa/VMIG1, AAA/A-1+)          2.15%     1/2/02      $ 4,900  $  4,900/A/

  Lincoln County, Wyoming, PCR Bonds
   PacifiCorp Project
    Series 94 VRDN (Aaa/VMIGI, AAA/A-1+)           2.15%     1/2/02        2,100     2,100/A/
    Series C VRDN (Aaa/P-1, AAA/A-1+)              1.80%     1/2/02           20        20/A/

  Sweetwater County, Wyoming, PCR Refunding
   Bonds (PacifiCorp Project), Series 1994 VRDN
   (Aaa/VMIG1, AAA/A-1+)                           2.15%     1/2/02        1,000     1,000/A/
                                                                                  --------
                                                                                     8,020

----------------------------------------------------------------------------------------------
   Total Investments, at amortized cost and value-- 102.7%                         418,650/C/
   Other Assets Less Liabilities-- (2.7)%                                          (10,965)
                                                                                  --------

   Net assets applicable to 407,692 shares outstanding-- 100.0%                   $407,685
                                                                                  ========

   Net asset value per share                                                      $   1.00
                                                                                  ========

A The rate shown is the rate as of December 31, 2001, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
B The holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.
C Also represents cost for federal income tax purposes.
A guide to investment abbreviations appears on the next page.

See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)



Investment Abbreviations:

   BANS  Bond Anticipation Notes
   GO    General Obligation
   IDA   Industrial Development Authority
   PCR   Pollution Control Revenue
   TECP  Tax-Exempt Commercial Paper
   VRDN  Variable Rate Demand Notes

Municipal Note, Commercial Paper and
Bond Ratings:

   Municipal Notes

      MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

      SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

      F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

   Commercial Paper

      P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.

      F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

   Municipal Bonds

      Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

      AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

      AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

      The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2001. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                  December 31, 2001
   ------------------------------------------------
                                      Percentage of
   Maturity Period     Amount/Par      Portfolio
   ------------------------------------------------
                         (000)           (cum)
       1-7 days      $317,705     76.0%   76.0%
      8-45 days        49,896     11.9    87.9
     46-90 days        16,100      3.8    91.7
   Over 90 days        34,540      8.3   100.0
                     --------    -----
                     $418,241    100.0%
                     ========    =====

Average Weighted Maturity:  24 days

   Statement of Operations
   Legg Mason Tax Exempt Trust, Inc.
   For the Year Ended December 31, 2001
   (Amounts in Thousands)

--------------------------------------------------------------------------------

Investment Income:
        Interest                                                         $11,947

Expenses:
        Management fee                                       $2,183
        Distribution and service fees                           437
      Audit and legal fees                                       46
        Custodian fees                                           85
        Directors' fees                                          10
        Registration fees                                        81
        Reports to shareholders                                  30
        Transfer agent and shareholder
          servicing expense                                     112
        Other expense                                            23
                                                             ------
                                                              3,007
          Less compensating balance credits                     (37)
                                                             ------
          Total expenses, net of compensating
            balance credits                                                2,970
                                                                         -------
      Net Investment Income                                                8,977
      Net Realized and Unrealized Gain/(Loss)
        on Investments                                                        14
--------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                     $ 8,991
--------------------------------------------------------------------------------

   Statement of Changes in Net Assets
   Legg Mason Tax Exempt Trust, Inc.
   (Amounts in Thousands)

                                                       For the Years Ended December 31,
                                                       --------------------------------
                                                             2001            2000
----------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                 $ 8,977        $ 12,410
      Net realized gain/(loss) on investments                    14              --
----------------------------------------------------------------------------------------
      Increase in net assets resulting from operations        8,991          12,410

      Distributions to shareholders from net investment
        income                                               (8,977)        (12,410)
      Change in net assets from Fund share transactions      19,541          13,277
----------------------------------------------------------------------------------------
      Change in net assets                                   19,555          13,277
----------------------------------------------------------------------------------------




Net Assets:
      Beginning of year                                     388,130         374,853
----------------------------------------------------------------------------------------
      End of year                                          $407,685        $388,130
----------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

      Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                          Investment
                                          Operations    Distributions
                                          ----------    -------------

                               Net Asset
                                Value,        Net        From Net     Net Asset
                               Beginning  Investment    Investment   Value, End
                                of Year     Income        Income       of Year
--------------------------------------------------------------------------------
      Years Ended Dec. 31,
--------------------------------------------------------------------------------
        2001                       $1.00    $.0206     $(.0206)        $1.00
        2000                        1.00     .0339      (.0339)         1.00
--------------------------------------------------------------------------------
        1999                        1.00     .0252      (.0252)         1.00
        1998                        1.00     .0271      (.0271)         1.00
--------------------------------------------------------------------------------
        1997                        1.00     .0292      (.0292)         1.00

--------------------------------------------------------------------------------
A This ratio reflects total expenses before compensating balance credits.
B This ratio reflects expenses net of compensating balance credits.

See notes to financial statements.

                                    Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
                                                                 Net
                            Total               Net          Investment      Net Assets,
                          Expenses           Expenses          Income          End of
          Total          to Average         to Average       to Average         Year
         Return          Net Assets/A/      Net Assets/B/    Net Assets    (in thousands)
------------------------------------------------------------------------------------------
          2.08%             .68%              .68%              2.06%        $407,685
          3.44%             .70%              .70%              3.39%         388,130
          2.56%             .71%              .70%              2.52%         374,853
          2.75%             .72%              .71%              2.71%         330,134
          2.95%             .73%              .72%              2.92%         307,371
------------------------------------------------------------------------------------------

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

      The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

   Security Valuation

      Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

   Investment Income and Dividends to Shareholders

      Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2001, dividends payable of $13 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

   Security Transactions

      Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2001, there were no unsettled purchased investments or receivables for investments sold.

   Compensating Balance Credits

      The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

________________________________________________________________________________

   Federal Income Taxes

      No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

      Distributions during the year ended December 31, 2001, were characterized as follows for tax purposes:

      Ordinary income                                            $8,977
                                                               --------
      Total distributions                                        $8,977
                                                               ========

      The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the Fund has capital loss carryforwards of $6, which expire in 2002.

2. Transactions With Affiliates:

      The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $186 were payable to LMFA at December 31, 2001.

      Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.

      Prior to June 1, 2000, Legg Mason Capital Management, Inc. ("LMCM") served as investment adviser to the Fund, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal years ended December 31, 1997 through 1999, and for the five months ended May 31, 2000, the Fund paid the Adviser fees at an annual rate of 0.50% of the Fund's average daily net assets.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay

   Legg Mason Tax Exempt Trust, Inc.
   (Amounts in Thousands)
________________________________________________________________________________

   Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $37 were payable to Legg Mason at December 31, 2001.

      Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid Legg Mason $36 for the year ended December 31, 2001.

      The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

      The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2001, paid-in capital aggregated $407,692. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                    Reinvestment
                                      Sold        of Distributions  Repurchased    Net Change
-----------------------------------------------------------------------------------------------
   Year Ended December 31, 2001     $1,399,943        $ 8,468       $(1,388,870)    $19,541
   Year Ended December 31, 2000      1,353,373         11,963        (1,352,059)     13,277

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

   In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 1, 2002

Directors and Officers

   The table below provides information about each of the Fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

------------------------------------------------------------------------------------------------------------------------------------
                                           Term of
                                          Office and
                         Position(s)      Length of       Number of              Other
   Name and               Held With         Time          Legg Mason         Directorships          Principal Occupation(s)
      Age                   Fund          Served/A/     Funds Overseen            Held             During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Curley, John F., Jr./B/  Chairman        Since 1983     Chairman and         None              Director and/or officer of various
Age 62                   and Director                   Director/Trustee                       other Legg Mason affiliates. Retired
                                                        of all Legg Mason                      Vice Chairman and Director of Legg
                                                        funds (consisting                      Mason, Inc. and Legg Mason Wood
                                                        of 23 portfolios).                     Walker, Incorporated. Formerly:
                                                                                               Director of Legg Mason Fund Adviser,
                                                                                               Inc. and Western Asset Management
                                                                                               Company (each a registered
                                                                                               investment adviser).
------------------------------------------------------------------------------------------------------------------------------------
Gilmore,                 Director        Since 1990     Director/Trustee     Director of       Trustee of Pacor Settlement Trust,
Richard G.                                              of all Legg Mason    CSS               Inc. Formerly: Senior Vice
Age 74                                                  funds (consisting    Industries,       President, Chief Financial Officer
                                                        of 23 portfolios).   Inc.              and Director of PECO Energy Co., Inc
                                                                             (diversified      (now Exelon Corporation); Director
                                                                             holding           of Finance for the City of
                                                                             company           Philadelphia; Executive Vice
                                                                             that makes        President and Treasurer, Girard Bank
                                                                             seasonal          and Vice President of its parent
                                                                             decorative        holding company, the Girard
                                                                             products)         Company.
------------------------------------------------------------------------------------------------------------------------------------
Lehman,                  Director        Since 1983     Director/Trustee     None              Director of The Brooklyn Museum of
Arnold L.                                               of all Legg Mason                      Art. Formerly: Director of The
Age 57                                                  funds (consisting                      Baltimore Museum of Art.
                                                        of 23 portfolios).

------------------------------------------------------------------------------------------------------------------------------------
McGovern,                Director        Since 1989     Director/Trustee     None              Chief Executive Officer of The
Jill E.                                                 of all Legg Mason                      Marrow Foundation since 1993.
Age 57                                                  funds (consisting                      Formerly: Executive Director of
                                                        of 23 portfolios).                     the Baltimore International
                                                                                               Festival (January 1991-March 1993);
                                                                                               Senior Assistant to the President of
                                                                                               The Johns Hopkins University (1986-
                                                                                               1990).
------------------------------------------------------------------------------------------------------------------------------------
Rodgers, T.A             Director        Since 1983     Director/Trustee     None              Principal, T.A. Rodgers & Associates
Age 67                                                  of all Legg Mason                      (management consulting). Formerly:
                                                        funds (consisting                      Director and Vice President of
                                                        of 23 portfolios).                     Corporate Development, Polk Audio,
                                                                                               Inc. (manufacturer of audio
                                                                                               components).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Term of
                                       Office and
                         Position(s)    Length of            Number of                  Other
      Name and            Held With       Time              Legg Mason              Directorships        Principal Occupation(s)
         Age                Fund        Served/A/         Funds Overseen                Held           During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
 Fetting, Mark R./C/  President       Since 2001  Director of Legg Value Trust,  Director of the    Executive Vice President of
 Age 47                                           Inc., Legg Mason Special       Royce Family of    Legg Mason, Inc. Director
                                                  Investment Trust, Inc.,        Funds (consisting  and/or officer of various other
                                                  Legg Mason Investment          of 17 portfolios). Legg Mason affiliates. Formerly:
                                                  Trust, Inc. and Legg Mason                        Division President and Senior
                                                  Charles Street Trust, Inc.;                       Officer of Prudential Financial
                                                  President of all Legg Mason                       Group, Inc. and related com-
                                                  funds (consisting of 23                           panies, including fund boards
                                                  portfolios).                                      and consulting services to sub-
                                                                                                    sidiary companies from 1991
                                                                                                    to 2000; Partner, Greenwich
                                                                                                    Associates; Vice President,
                                                                                                    T. Rowe Price Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Duffy, Marc R./D/    Vice President  Since 2000  Vice President and Secretary   None               Associate General Counsel of
 Age 44               and Secretary               of all Legg Mason funds                           Legg Mason Wood Walker,
                                                  (consisting of 23 portfolios).                    Incorporated. Formerly: Senior
                                                                                                    Associate, Kirkpatrick &
                                                                                                    Lockhart LLP (1996-1999);
                                                                                                    Senior Counsel, Securities and
                                                                                                    Exchange Commission,
                                                                                                    Division of Investment
                                                                                                    Management (1989-1995).
------------------------------------------------------------------------------------------------------------------------------------
 Karpinski,           Vice President  Since 1985  Vice President and             None               Vice President and Treasurer of
 Marie K./D/          and Treasurer               Treasurer of all Legg Mason                       Legg Mason Fund Adviser, Inc.
 Age 53                                           funds (consisting of 23                           and Western Asset Funds, Inc.,
                                                  portfolios).                                      Treasurer of Pacific American
                                                                                                    Income Shares, Inc.
------------------------------------------------------------------------------------------------------------------------------------

/A/ Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund serve one-year terms, subject to annual reappointment by the Board of Directors.

/B/  Mr. Curley is considered to be an interested person (as defined in the 1940
     Act) of the Fund by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.

/C/ Mr. Fetting is considered to be an interested person (as defined in the 1940 Act) of the Fund by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.

/D/  Officers of the Fund are interested persons (as defined in the 1940 Act).

              ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND
              OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
               INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST
                           BY CALLING 1-800-822-5544.

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

--------------------------------------------------------------------------------
Equity Funds:                        Specialty Funds:
--------------------------------------------------------------------------------

Value Trust                          Balanced Trust
Special Investment Trust             Financial Services Fund
American Leading Companies Trust     Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust


--------------------------------------------------------------------------------
Global Funds:                        Taxable Bond Funds:
--------------------------------------------------------------------------------

Global Income Trust                  U.S. Government Intermediate-Term Portfolio
Europe Fund                          Investment Grade Income Portfolio
International Equity Trust           High Yield Portfolio
Emerging Markets Trust

--------------------------------------------------------------------------------
Tax-Free Bond Funds:                  Money Market Funds:
--------------------------------------------------------------------------------

Tax-Free Intermediate-Term Income
Trust                                 U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust        Cash Reserve Trust
Pennsylvania Tax-Free Income Trust    Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.


                                               [LOGO OF LEGG MASON FUNDS]

                                                   Personalized Guidance
                                                Intelligent Choices.(SM)

                     Investment Manager
                        Legg Mason Fund Adviser, Inc.
                        Baltimore, MD

                     Investment Adviser
                        Legg Mason Trust, fsb
                        Baltimore, MD

                     Board of Directors and Officers
                        John F. Curley, Jr., Chairman
                        Mark R. Fetting, President
                        Richard G. Gilmore
                        Arnold L. Lehman
                        Dr. Jill E. McGovern
                        T. A. Rodgers

                     Transfer and Shareholder Servicing Agent
                        Boston Financial Data Services
                        Boston, MA

                     Custodian
                        State Street Bank & Trust Company
                        Boston, MA

                     Counsel
                        Kirkpatrick & Lockhart LLP
                        Washington, DC

                     Independent Accountants
                        PricewaterhouseCoopers LLP
                        Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
                         Member NYSE, Inc. . Member SIPC
                      ------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000